Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2016
Transactions with Related Parties [Abstract]
Related Party Transactions Disclosure

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Tsakos Shipping and Trading S.A. (commissions)	1,486	1,919	2,997	3,786
Tsakos Energy Management Limited (management fees)	4,080	4,040	8,109	8,081
Tsakos Columbia Shipmanagement S.A.	498	565	969	1,115
Argosy Insurance Company Limited	2,119	2,405	4,401	4,801
AirMania Travel S.A.	1,313	1,241	2,305	2,282

Total expenses with related parties	9,496	10,170	18,781	20,065

Related Party Transactions Balances

	June 30, 2016	December 31, 2015
Due from related parties
Tsakos Columbia Shipmanagement S.A.	7,725	4,169

Total due from related parties	7,725	4,169

Due to related parties
Tsakos Energy Management Limited	282	61
Tsakos Shipping and Trading S.A.	834	982
Argosy Insurance Company Limited	2,035	410
AirMania Travel S.A.	493	287

Total due to related parties	3,644	1,740

Related Party - Future Management Fees

Period/Year	Amount
July to December 2016	10,044
2017	20,690
2018	20,917
2019	20,989
2020	20,989
2021 to 2026	114,530

208,159